OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued expenses	$ 16,000	$ 7,663
Accrued payroll and related taxes	7,724	9,072
Government institutions	6,379	4,663
Accrued dividend	1,461	5,066
Others	3,257	2,902
Total	37,677	31,153
Other Current Liabilities [Member]
Operating lease liabilities, current	$ 2,856	$ 1,787